STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)								1 Months Ended			3 Months Ended
	Mar. 24, 2022	Mar. 11, 2022	Feb. 24, 2022	Feb. 07, 2022	Jan. 27, 2022	Dec. 16, 2020	Nov. 19, 2020	Feb. 23, 2022	Feb. 24, 2021	Dec. 16, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Nov. 16, 2020	Jul. 02, 2020
Class of Stock [Line Items]
Common stock, par value											$ 0.001		$ 0.001
Preferred stock, shares authorized											10,000,000		10,000,000
Common stock, shares issued											237,205,464		220,254,396
Common stock, shares outstanding											237,205,464		220,254,396
Preferred stock, shares issued											25,896		25,896
Preferred stock, shares outstanding											25,896		25,896
Stock Issued During Period, Value, Issued for Services											$ 900
Preferred stock, par value											$ 0.001		$ 0.001
Proceeds from stock											$ 188,000	$ 0
Loss on the derivative											201,943	(0)
Amortization of Debt Discount (Premium)											37,400	108,408
Securities Purchase Agr [Member]
Class of Stock [Line Items]
Proceeds from stock										$ 85,000
Series A Supervoting [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized															15,600
Preferred stock, par value															$ 0.001
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized													600	600
Preferred stock, shares outstanding													342
Preferred stock, par value													$ 1,200	$ 0.001
Derivative liability											490,465		$ 212,816
Dividends Payable, Current											$ 30,908		23,983
2017 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Shares authorized under the plan											4,500,000
2019 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Shares authorized under the plan											5,000,000
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services								100,000
Stock Issued During Period, Value, Issued for Services								$ 900
Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued duriing period, shares	8,274,000	1,978,821	3,975,109		2,623,138
Proceeds from Issuance of Common Stock	$ 68,373	$ 12,176	$ 22,116		$ 11,160				$ 113,826
Securities Purchase Agreement [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued duriing period, shares	136			51
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 136,000			$ 51,000
Payments of Stock Issuance Costs	2,720			1,000
November 19, 2020 [Member] | Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from stock							$ 45,000
Derivative liability							103,267
Loss on the derivative							58,267
Interest expense							39,000
Mezzanine liability							39,000
Amortization of Debt Discount (Premium)							$ 84,000
Loss on change in fair market value of derivative liability											$ 13,228	39,465
Sales commission											2,485	2,485
Dividends Payable											13,725		11,240
December 16, 2020 [Member] | Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from stock						$ 85,000
Derivative liability						106,241				106,241
Interest expense						1,700
Mezzanine liability						102,000				$ 102,000
Amortization of Debt Discount (Premium)						$ 102,000
Sales commission											3,018	3,018
Dividends Payable											15,761		$ 12,743
December 16, 2020 [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Loss on change in fair market value of derivative liability											20,784	$ 45,235
February 7, 2022 [Member] | Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from stock				51,000
Derivative liability				65,025
Loss on the derivative				14,025							16,929
Interest expense				10,200
Mezzanine liability				10,200
Amortization of Debt Discount (Premium)				$ 61,200
Sales commission											1,046
Dividends Payable											1,046
March 24, 2022 [Member] | Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from stock	136,000
Derivative liability	328,422
Loss on the derivative	192,422
Interest expense	27,200
Mezzanine liability	27,200
Amortization of Debt Discount (Premium)	$ 163,200
Sales commission											376
Dividends Payable											376
March 24, 2022 [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Loss on change in fair market value of derivative liability											$ 105,194